As filed with the Securities and Exchange Commission on November 28, 2007
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2007
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
  Face                                                                              Maturity  Current      Value            Standard
 Amount                                                                               Date    Coupon (b) (Note 1)  Moody's  & Poor's
-------                                                                             -------   -------     -------  -------  --------

Put Bond (c) (1.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
            (Chevron Pipeline Company Poject) - Series 1984
            Guaranteed by Chevron Corporation                                      09/01/08     3.85%   $ 5,000,000    P-1      A-1+
  ----------                                                                                            -----------
  5,000,000  Total Put Bond                                                                               5,000,000
  ----------                                                                                            -----------
Tax Exempt Commercial Paper (8.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Contra Costa Transportation Authority
             LOC Bank of America                                                   11/07/07     3.57%   $ 5,000,000    P-1      A-1+
  3,100,000  Port of Oakland, CA - Series E
             LOC BNP Paribas/Lloyds TSB Bank PLC                                   10/01/07     3.65      3,100,000    P-1      A-1+
  3,000,000  Port of Oakland, CA - Series E
             LOC BNP Paribas/Lloyds TSB Bank PLC                                   10/01/07     3.61      3,000,000    P-1      A-1+
  2,000,000  Regents of the University of California - Series A                    10/04/07     3.64      2,000,000    P-1      A-1+
  3,000,000  Regents of the University of California - Series A                    10/11/07     3.65      3,000,000    P-1      A-1+
  2,000,000  San Diego County Regional Airport
             LOC Lloyds PLC                                                        01/10/08     3.47      2,000,000    P-1      A-1+
  5,000,000  Transmission Agency of Northern California
             LOC Westdeutche Landsbank                                             10/10/07     3.54      5,000,000    P-1      A-1+
-----------                                                                                           -------------
 23,100,000  Total Tax Exempt Commercial Paper                                                           23,100,000
-----------                                                                                           -------------
Tax Exempt General Obligation Notes & Bonds (12.86%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  City of Torrance, CA TRAN                                             07/02/08     3.69%   $ 4,023,477   MIG-1    SP-1+
  3,000,000  California Communities TRAN (City of Fresno)                          06/30/08     3.62      3,018,990   MIG-1    SP-1+
  4,500,000  City of Fremont (Alameda County), CA TRAN                             09/30/08     3.40      4,526,010            SP-1+
  4,000,000  City of Los Angeles, CA TRAN                                          06/30/08     3.65      4,024,462   MIG-1    SP-1+
  3,000,000  County of Kern, CA TRAN                                               06/30/08     3.61      3,019,215            SP-1+
  4,000,000  County of Los Angeles, CA TRAN                                        06/30/08     3.62      4,025,320   MIG-1    SP-1+
  3,000,000  County of Sacramento, CA TRAN                                         07/09/08     3.66      3,018,944   MIG-1    SP-1+
  3,000,000  County of Santa Cruz, CA TRAN                                         07/11/08     3.65      3,019,071   MIG-1    SP-1+
  5,000,000  Texas State TRAN                                                      08/28/08     3.70      5,035,003   MIG-1    SP-1+
-----------                                                                                           -------------
 33,500,000  Total Tax Exempt General Obligation Notes & Bonds                                           33,710,492
-----------                                                                                           -------------
Variable Rate Demand Instruments (c) (75.69%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  ABN AMRO MuniTOPs Certificates Trust
             (California Non-AMT) Single Asset - Series 2003-2 (Relating to Sequoia
             Union High School District (San Mateo, CA) GO Election 2001, Series 2003)
             Insured by MBIA Insurance Corporation                                 01/01/10     3.87%   $ 5,000,000   VMIG-1
  3,000,000  ABN AMRO MuniTOPs Certificates Trust
             California Non-AMT) Single Asset - Series 2004-26 (Relating to Simi
             Valley UFSD, (Ventura County, CA) GO Election 2004, - Series 2004 A
             Insured by MBIA Insurance Corporation                                 08/01/12     3.88      3,000,000   VMIG-1
  9,670,000  Alameda-Contra Costa, CA Schools Financing Authority
             (Capital Improvement Financing Project) - Series K
             LOC KBC Bank, N.V.                                                    08/01/32     3.74      9,670,000             A-1
 11,235,000  BB&T Municipal Trust Floater - Series 2014                            03/15/39     3.86     11,235,000   VMIG-1
  1,700,000  BB&T Municipal Trust Floater
             LOC Branch Bank & Trust                                               01/01/25     4.02      1,700,000   VMIG-1
  8,200,000  CA, State Department Veterans Affairs Trust Receipt                   12/01/32     3.90      8,200,000   VMIG-1
  5,200,000  California Association for Bay Area Government Finance Authority for
             Nonprofit Corporations (Valley Christian Schools) - Series 2003
             LOC Bank of America, N.A.                                             11/01/32     3.78      5,200,000   VMIG-1
  2,700,000  California Health Facilities Financing Authority
             (Pooled Loan Project - Series B)
             Insured by FGIC                                                       10/01/10     3.73      2,700,000   VMIG-1    A-1+
    560,000  California HFFA RB (Adventist Hospital) - Series A
             LOC U.S. Bank, N.A.                                                   08/01/21     3.74        560,000   VMIG-1    A-1+
  6,900,000  California State Department of Water Resources
             Power Supply RB - Series 2002 C-15
             LOC Bank of Nova Scotia                                               05/01/22     3.65      6,900,000   VMIG-1    A-1+
  3,000,000  California State Department of Water Resources RB
             Power Supply RB - Series 2002 B-2
             LOC Bayerische Landesbank/Westdeutsche Landesbank                     05/01/22     3.86      3,000,000   VMIG-1    A-1+
  6,000,000  California State GO Bonds (Kindergarten University Public Education
             Facilities) - Series 2003-B
             LOC BNP/Bank of New York/
             California State Teachers Retirement System                           05/01/33     3.73      6,000,000   VMIG-1    A-1+
  3,020,000  California State Trust receipt - Series K5  Reg D
             Insures by AMBAC Indemnity Corp.                                      03/01/22     3.86      3,020,000   VMIG-1    A-1+
  3,100,000  California Statewide Communities Development Authority Multifamily
             LOC Wells Fargo                                                       12/15/37     3.87      3,100,000             A-1+
  4,255,000  California San Diego University School District, ROCs RRII R-10161
             LOC Dexia CLF                                                         07/01/29     3.88      4,255,000             A-1+
  3,500,000  California, San Mateo County Housing Authority
             LOC Wells Fargo                                                       07/01/17     3.90      3,500,000   VMIG-1
  1,320,000  Carlsbad, CA MHRB
             (Santa Fe Ranch Apartments Project) - Series 1993 A
             Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/16     3.74      1,320,000   VMIG-1
  1,400,000  City of Pulaski and Giles, TN IDRB
             (Martin Methodist College Program) - Series 2004
             LOC Amsouth Bank                                                      01/01/24     3.89      1,400,000   VMIG-1
  4,000,000  Clipper Tax Exempt Certificate Trust
             Insured by AMBAC Assurance Corporation                                07/01/15     3.89      4,000,000   VMIG-1
  1,020,000  Colton, CA Redevelopment Agency 1985 Issue - Series A
             LOC Federal Home Loan Bank                                            05/01/10     3.67      1,020,000             A-1+
  2,800,000  Contra Costa County CA Multifamily Mortgage Revenue
             Collateralized by Federal National Mortgage Association               11/15/22     3.76      2,800,000             A-1+
  1,090,000  County of Ventura, California Public Finance Authority
             LOC Dexia CLF                                                         08/15/11     3.88      1,090,000   VMIG-1
  1,100,000  Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
             LOC KBC Bank, N.V.                                                    06/01/28     3.86      1,100,000   VMIG-1
  6,000,000  Fremont, CA COPS (Capital Improvement Financing Project)
             LOC Bank of Nova Scotia                                               08/01/30     3.73      6,000,000   VMIG-1
  4,500,000  Fremont, CA COPs (Family Resource Center Finance Project)
             LOC KBC Bank, N.V.                                                    08/01/28     3.73      4,500,000             A-1+
  1,000,000  Golden State Tabacco Securitization
             Insured by FGIC                                                       06/01/13     3.88      1,000,000             A-1+
    600,000  Irvine Ranch Water District, California
             LOC Landesbank Hessen                                                 10/01/09     3.92        600,000             A-1+
  1,300,000  Irvine, CA Improvement Bond Act - 1915
             Assessment District # 93-14
             LOC Bank of America                                                   09/02/25     3.84      1,300,000   VMIG-1    A-1+
  11,690,000 Lehman Municipal Trust Receipts, - Series 2006 FR/RI-P91
             Floaters-TRs Series 2006 FR/RI-P95 (Relating to ClovisUFSD (Fresno
             County, CA) GO Election of 2001 Capital Appreciation - Series A Bonds)
             Insured by FGIC                                                       08/01/25     3.81     11,690,000   VMIG-1
  5,000,000  Los Angeles, CA
             (Department of Water and Power System) - Series 2002 Sub-series A-6   07/01/35     3.74      5,000,000   VMIG-1    A-1+
  3,300,000  Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association               04/15/28     3.94      3,300,000             A-1+
  3,000,000  Los Angeles, California Harbor Lehman Municipal Trust Receipts
             Series 06-K54 Reg D
             Insured by MBIA Insurance Corporation                                 08/01/26     3.94      3,000,000             A-1
  1,000,000  Metropolitan Transit Authority, New York
             LOC Fortis bank                                                       11/01/35     3.89      1,000,000   VMIG-1    A-1+
  3,600,000  Orange County, CA Apartments Development RB
             (Bear Brand Apartments Project)-Series 1985Z
             Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/07     3.72      3,600,000   VMIG-1
  1,200,000  Orange County, CA Apartments Development RB
             (Niguel Summit 1) - Series A
             Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/09     3.72      1,200,000   VMIG-1
  1,000,000  Orange County, CA Apartments Development RB
             (Irvine Coast Assessment District #88-1)
             LOC KBC Bank                                                          09/02/18     3.88      1,000,000   VMIG-1    A-1+
  1,000,000  Orange County, CA Sanitation District COPS- Series 2006               02/01/36     3.90      1,000,000   VMIG-1    A-1+
  1,000,000  Palm Beach County, FL RB - Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust                                                    05/01/25     3.86      1,000,000             A-1+
  2,000,000  P-Floats - Series PA-625 (Puerto Rico Commonwealth Public
             Improvement Refunding) GO - Series 1993
             Insured by AMBAC Assurance Corporation                                07/01/10     3.95      2,000,000             A-1+
  6,360,000  Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
             (City of Anaheim Electronic System Distribution Facility) - Series 1999
             Insured by AMBAC Assurance Corporation                                10/01/13     3.88      6,360,000   VMIG-1
  1,000,000  Putters - Series 1435 (Relating to the Trustees of the California State
             University System Wide RB) - Series 2005C
             Insured by MBIA Insurance Corporation                                 11/01/13     3.88      1,000,000             A-1
    775,000  Richardson Independent School District, Dallas County, TX - Series 2000
             Guaranteed by Texas Permanent School Fund                             08/15/24     3.85        775,000   VMIG-1    A-1+
  2,000,000  Riverside County, CA Public Facility COP'S - Series 2000
             LOC State Street Bank & trust Company                                 12/01/15     3.78      2,000,000   VMIG-1    A-1+
  2,000,000  ROCs II-R Trust ROC II- Series 185 (Commonwealth of Puerto Rico
             Improvement Bonds of 2003 - Series A)
             Insured by FGIC                                                       07/01/16     3.89      2,000,000   VMIG-1
  5,300,000  Sacramento County, CA COPS
             LOC Bayerische Landesbank                                             06/01/20     3.70      5,300,000   VMIG-1    A-1+
  3,095,000  Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
             Collateralized by Federal National Mortgage Association               04/15/10     3.65      3,095,000             A-1+
  2,000,000  San Bernadino County, CA COPS
             (County Center Refinancing Project) - Series 1996
             LOC BNP Paribas                                                       07/01/15     3.76      2,000,000   VMIG-1    A-1+
  2,700,000  San Diego, CA COPs (San Diego Museum of Art)
             LOC Allied Irish Banks PLC                                            09/01/30     3.75      2,700,000   VMIG-1
  5,500,000  San Francisco, CA Redevelopment Agency of City & County
             (Filmore Center) - Series A1
             Guaranteed by Federal Home Loan Mortgage Corporation                  12/01/17     3.80      5,500,000             A-1+
  2,675,000  Santa Clara County, CA MHRB
             (Grove Garden Apartments) - Series 1997A
             Collateralized by Federal National Mortgage Association               02/15/27     3.74      2,675,000             A-1+
  1,000,000  Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
             Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/10     3.74      1,000,000             A-1+
    100,000  Societe Generale Municipal Securities Trust Receipts - Series SGB7
             (State of California Various Purpose GO Refunding Bonds)
             Insured by FGIC                                                       09/01/21     3.87        100,000             A-1+
  2,000,000  Southern California Public Power Authority
             (Southern Transmission Project) - Series 2000A
             Insured by Dexia CLF                                                  07/01/23     3.70      2,000,000   VMIG-1    A-1+
  5,000,000  State of California GO Bonds (Kindergarden University - Series A-2)
             Loc Citibank 75%/Catch 25%                                            05/01/34     3.75      5,000,000   VMIG-1    A-1+
  4,000,000  The Eagle Tax-Exempt Trust, J Series 720050084 Class A COPS
             (Relating to the Regents of The University of California Limited
             Project RB) - Series 2005B
             LOC Dexia CLF                                                         05/15/38     3.89      4,000,000             A-1+
  3,000,000  TICs/TOCs Trust - Series 2004-B Relating to Golden
             State Tobacco Securitization Corporation Enhanced Tobacco
             Settlement Asset-Backed Bonds - Series 2003-B
             Insured by AMBAC Assurance Corporation                                06/01/28     3.84      3,000,000             A-1
  1,800,000  Vallejo, CA Housing Authority MHRB
             (Crow Western Project Phase II) - Series 1985C
             LOC Bank of America, N. A.                                            01/01/08     3.83      1,800,000  VMIG-1
  3,570,000  Vallejo, CA Public Financing Authority
             (Golf Course Facilities Financing Project) - Series 2001
             LOC Union Bank of California, N.A.                                    06/01/40     3.84      3,570,000             A-1+
  2,835,000  Vernon, CA Natural Gas Financing Authority - Series B
             Insured by MBIA Insurance Corporation                                 08/01/21     3.75      2,835,000  VMIG-1     A-1+
  4,700,000  Vernon, CA Natural Gas Financing Authority
             Insured by MBIA Insurance Corporation                                 08/01/21     3.75      4,700,000  VMIG-1     A-1+
-----------                                                                                           -------------
198,370,000  Total Variable Rate Demand Instruments                                                     198,370,000
-----------                                                                                           -------------
Variable Rate Demand Instruments - Private Placements (c) (0.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,595,000  Redevelopment Agency of the City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Wells Fargo Bank, N.A.                                            12/01/14     3.88%   $ 1,595,000    P-1      A-1
    530,000  Redevelopment Agency of the City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                            12/01/09     3.88        530,000    P-1      A-1+
-----------                                                                                           -------------
  2,125,000  Total Variable Rate Demand Instruments - Private Placements                                  2,125,000
-----------                                                                                           -------------
             Total Investments (100.08%)                                                                262,305,492
             Liabilities in excess of cash and other assets (-0.08%)                                      (222,590)
                                                                                                      -------------
             Net Assets (100.00%)                                                                     $ 262,082,902
                                                                                                      =============
             Net asset value, offering and redemption price per share:
             Class A Shares,        191,238,219  shares outstanding                                   $        1.00
                                                                                                      =============
             Class B Shares,         15,595,745  shares outstanding                                   $        1.00
                                                                                                      =============
             Advantage Shares,       55,350,429  shares outstanding                                   $        1.00
                                                                                                      =============

Note 1 Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   COPs    =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   FGIC    =    Financial Guaranty Insurance Company          ROCs     =   Reset Option Certificates
   GO      =    General Obligation                            RB       =   Revenue Bond
   HFFA    =    Health Facility Finance Authority             TICs     =   Trust Inverse Certificates
   IDRB    =    Industrial Development Revenue Bond           TOCs     =   Tender Option Certificates
   IDRB    =    Industrial Development Revenue Bond           TRANs    =   Tax and Revenue Anticipation Notes
   LOC     =    Letter of Credit

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary


Date: November 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael Lydon
                                    Michael Lydon, President

Date:  November 27, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  November 27, 2007

* Print the name and title of each signing officer under his or her signature.